FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Financial instruments
Cash and Due from Banks	SFr 172	SFr 71	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286	81,730	81,818
Loans	12,837	15,305	14,873
Other assets	8,195	9,001	7,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,195)	(9,745)	(14,828)
Short-term borrowings	(10,237)	(9,514)	(8,068)
Long-term debt	(71,648)	(69,411)	(63,935)
Other liabilities	(7,613)	SFr (7,690)	(9,001)
Aggregate fair value
Loans
Non-interest-earning loans	720		640
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Loans	12,837		14,873
Other assets	7,552		6,706
Due to banks and customer deposits	(604)		(859)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,195)		(14,828)
Short-term borrowings	(10,237)		(8,068)
Long-term debt	(71,648)		(63,935)
Other liabilities	(604)		(2,068)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,395		3,493
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,143		81,637
Loans	13,303		15,441
Other assets	9,938		9,240
Due to banks and customer deposits	(540)		(778)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,196)		(14,827)
Short-term borrowings	(10,310)		(8,647)
Long-term debt	(74,171)		(70,883)
Other liabilities	(1,589)		(3,125)
Difference
Loans
Non-interest-earning loans, Difference	(2,675)		(2,853)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	143		181
Loans	(466)		(568)
Other assets	(2,386)		(2,534)
Due to banks and customer deposits	(64)		(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1		(1)
Short-term borrowings	73		579
Long-term debt	2,523		6,948
Other liabilities	985		1,057
Bank
Financial instruments
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Loans	12,837		14,873
Other assets	8,195		7,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,304)		(14,828)
Short-term borrowings	(10,237)		(8,068)
Long-term debt	(70,703)		(63,027)
Other liabilities	(7,597)		(8,983)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	720		640
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Loans	12,837		14,873
Other assets	7,552		6,706
Due to banks and customer deposits	(604)		(859)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,304)		(14,828)
Short-term borrowings	(10,237)		(8,068)
Long-term debt	(70,703)		(63,027)
Other liabilities	(604)		(2,068)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,395		3,493
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,143		81,637
Loans	13,303		15,441
Other assets	9,938		9,240
Due to banks and customer deposits	(540)		(778)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,305)		(14,827)
Short-term borrowings	(10,310)		(8,647)
Long-term debt	(73,217)		(69,914)
Other liabilities	(1,589)		(3,125)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,675)		(2,853)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	143		181
Loans	(466)		(568)
Other assets	(2,386)		(2,534)
Due to banks and customer deposits	(64)		(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1		(1)
Short-term borrowings	73		579
Long-term debt	2,514		6,887
Other liabilities	SFr 985		SFr 1,057